LEASES	12 Months Ended
Dec. 31, 2017
LEASES [Abstract]
LEASES
NOTE 18 – LEASES

We have non-cancelable operating leases for certain office facilities, some of which include renewal options and escalation clauses.

A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2017, follows:
(In thousands)
2018	$1,310
2019	974
2020	849
2021	460
2022	112
2023 and thereafter	387
Total	$4,092

Rental expense on operating leases totaled $1.4 million, $1.2 million and $1.2 million in 2017, 2016 and 2015, respectively.